Other Accounts Receivable - Schedule of Tax Credit Related to VAT on Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable [line items]
Value added tax receivables	S/ 45,910	S/ 105,238
Current value added tax receivables	31,646	79,076
Non-current value added tax receivables	14,264	26,162
GyM S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	12,963	39,183
Current value added tax receivables	12,963	38,653
Non-current value added tax receivables		530
GyM Ferrovias S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	11,970	25,453
Current value added tax receivables	11,970	25,453
Grana Y Montero S.A.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables		9,821
Current value added tax receivables		9,821
Concar S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	1,653	2,382
Current value added tax receivables	1,653	2,382
GMI S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	1,513	589
Current value added tax receivables	1,513	589
Survial S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	1,817
Current value added tax receivables	1,817
Viva GyM S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	6,874	7,255
Current value added tax receivables	513	511
Non-current value added tax receivables	6,361	6,744
Negocias del Gas S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables		8,411
Non-current value added tax receivables		8,411
GMP S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	396	456
Current value added tax receivables	396	456
Norvial S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables		1,997
Non-current value added tax receivables		1,997
Concesionaria Vesur S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables		6,074
Current value added tax receivables		1,015
Non-current value added tax receivables		5,059
Other [member]
Other Accounts Receivable [line items]
Value added tax receivables	8,724	3,617
Current value added tax receivables	821	196
Non-current value added tax receivables	S/ 7,903	S/ 3,421